Business Combination and Acquisitions of Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination and Acquisitions of Assets [Abstract]
Business Combination and Acquisitions of Assets
4.	Business Combination and Acquisitions of Assets

The Company applies the definition of a business in ASC 805, Business Combinations, to determine whether it is acquiring a business or a group of assets. When the Company acquires a business, the purchase price is allocated to (I) the acquired tangible assets and liabilities assumed, primarily consisting of solar energy facilities and land, (ii) the identified intangible assets and liabilities, primarily consisting of favorable and unfavorable rate PPAs and REC agreements, (iii) asset retirement obligations, (iv) non-controlling interests, and (v) other working capital items based in each case on their estimated fair values. The excess of the purchase price, if any, over the estimated fair value of net assets acquired is recorded as goodwill. The fair value measurements of the assets acquired, and liabilities assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs required significant judgments and estimates at the time of the valuation. In addition, acquisition costs related to business combinations are expensed as incurred.

Acquisition of RA01 Sp. Z.O.O.

On March 24, 2022, the Company acquired a solar park portfolio located in Poland from a third party for a total purchase price, net of cash received, of $1.1 million. The transaction was accounted for as an acquisition of assets, whereby the Company acquired $1.0 million of property and equipment and $0.1 million of other assets.

Acquisition of Gardno Sp. Z.O.O.

On March 24, 2022, the Company acquired a solar park portfolio located in Poland from a third party for a total purchase price, net of cash received, of $6.6 million. The transaction was accounted for as an acquisition of assets, whereby the Company acquired $6.4 million of property and equipment, and $0.2 million of other assets.

Acquisition of Gardno 2 Sp. Z.O.O.

On March 24, 2022, the Company acquired a solar park portfolio located in Poland from a third party for a total purchase price, net of cash received, of $4.4 million. The transaction was accounted for as an acquisition of assets, whereby the Company acquired $4.3 million of property and equipment, and $0.1 million of other assets.

4.	Business Combination and Acquisitions of Assets

The Company applies the definition of a business in ASC 805, Business Combinations, to determine whether it is acquiring a business or a group of assets. When the Company acquires a business, the purchase price is allocated to (I) the acquired tangible assets and liabilities assumed, primarily consisting of solar energy facilities and land, (ii) the identified intangible assets and liabilities, primarily consisting of favorable and unfavorable rate PPAs and REC agreements, (iii) asset retirement obligations, (iv) non-controlling interests, and (v) other working capital items based in each case on their estimated fair values. The excess of the purchase price, if any, over the estimated fair value of net assets acquired is recorded as goodwill. The fair value measurements of the assets acquired, and liabilities assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs required significant judgments and estimates at the time of the valuation. In addition, acquisition costs related to business combinations are expensed as incurred.

There were no business combinations in 2022.

Acquisition of RA01 Sp. Z.O.O.

On March 24, 2022, the Company acquired a solar park portfolio located in Poland from a third party for a total purchase price, net of cash received, of $1.1 million. The transaction was accounted for as an acquisition of assets, whereby the Company acquired $1 million of property and equipment and $0.1 million of other assets.

Acquisition of Gardno Sp. Z.O.O.

On March 24, 2022, the Company acquired a solar park portfolio located in Poland from a third party for a total purchase price, net of cash received, of $6.6 million. The transaction was accounted for as an acquisition of assets, whereby the Company acquired $6.4 million of property and equipment, and $0.2 million of other assets.

Acquisition of Gardno 2 Sp. Z.O.O.

On March 24, 2022, the Company acquired a solar park portfolio located in Poland from a third party for a total purchase price, net of cash received, of $4.4 million. The transaction was accounted for as an acquisition of assets, whereby the Company acquired $4.3 million of property and equipment, and $0.1 million of other assets.